Annual Total Returns - Franklin Moderate Allocation Fund [BarChart] - Franklin Fund Allocator Series FAS-25 - Franklin Moderate Allocation Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2010	11.97%
Annual Return 2011	(1.49%)
Annual Return 2012	9.34%
Annual Return 2013	14.35%
Annual Return 2014	4.07%
Annual Return 2015	(1.89%)
Annual Return 2016	4.94%
Annual Return 2017	14.98%
Annual Return 2018	(4.82%)
Annual Return 2019	17.40%